Revenue (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue [abstract]
Subscription revenue	R 1,434,615	R 1,239,914	R 1,158,229
Hardware sales	227,752	222,315	221,306
Driver training, installation and other	50,115	77,829	85,486
Total revenue	R 1,712,482	R 1,540,058	R 1,465,021